Derivative instruments - Secured Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	$ 70,830	$ 64,734
Securities lending:	1,827	1,541
Total secured borrowings	72,657	66,275
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	65,180	60,155
Securities lending:	1,827	1,541
Total secured borrowings	67,007	61,696
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	800	704
Securities lending:	0	0
Total secured borrowings	800	704
30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	3,825	3,450
Securities lending:	0	0
Total secured borrowings	3,825	3,450
Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,025	425
Securities lending:	0	0
Total secured borrowings	1,025	425
U.S. Treasury
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	63,788	57,310
U.S. Treasury | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	62,401	56,556
U.S. Treasury | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	7	304
U.S. Treasury | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	827	450
U.S. Treasury | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	553	0
Agency residential mortgage-backed securities (“RMBS”)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,953	2,796
Securities lending:	110	152
Agency residential mortgage-backed securities (“RMBS”) | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,460	2,795
Securities lending:	110	152
Agency residential mortgage-backed securities (“RMBS”) | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	493	1
Securities lending:	0	0
Agency residential mortgage-backed securities (“RMBS”) | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Securities lending:	0	0
Agency residential mortgage-backed securities (“RMBS”) | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Securities lending:	0	0
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,275	1,314
Corporate bonds | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	99	97
Corporate bonds | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	88	77
Corporate bonds | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	782	870
Corporate bonds | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	306	270
State and political subdivisions
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	689	845
State and political subdivisions | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	38	44
State and political subdivisions | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	49	16
State and political subdivisions | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	443	630
State and political subdivisions | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	159	155
U.S. government agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	161	503
U.S. government agencies | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	161	503
U.S. government agencies | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
U.S. government agencies | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
U.S. government agencies | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Sovereign debt/sovereign guaranteed
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,008	160
Sovereign debt/sovereign guaranteed | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,008	160
Sovereign debt/sovereign guaranteed | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Sovereign debt/sovereign guaranteed | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Sovereign debt/sovereign guaranteed | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Other debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	214	275
Securities lending:	66	88
Other debt securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	13	0
Securities lending:	66	88
Other debt securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	102	30
Securities lending:	0	0
Other debt securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	92	245
Securities lending:	0	0
Other debt securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	7	0
Securities lending:	0	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,742	1,531
Securities lending:	1,651	1,301
Equity securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Securities lending:	1,651	1,301
Equity securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	61	276
Securities lending:	0	0
Equity securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,681	1,255
Securities lending:	0	0
Equity securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Securities lending:	$ 0	$ 0